Vanguard® U.S. Minimum Volatility ETF
Schedule of Investments (unaudited)
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Basic Materials (1.2%)
	Linde plc	5,042	2,355
Consumer Discretionary (12.7%)
	Fox Corp. Class B	45,929	2,483
	TJX Cos. Inc.	16,680	2,081
*	O'Reilly Automotive Inc.	1,354	1,860
*	Stride Inc.	13,233	1,810
	eBay Inc.	27,703	1,794
	Walmart Inc.	17,607	1,736
*	TKO Group Holdings Inc.	10,408	1,568
	McDonald's Corp.	5,003	1,543
*	Spotify Technology SA	2,508	1,525
	Murphy USA Inc.	3,180	1,492
	Walt Disney Co.	10,601	1,206
	Electronic Arts Inc.	8,662	1,119
	Marcus Corp.	47,514	871
*	Coupang Inc.	29,553	700
*	Liberty Media Corp.-Liberty Formula One Class A	7,404	660
*	AutoZone Inc.	150	524
*	Grand Canyon Education Inc.	1,631	293
*	QuinStreet Inc.	11,850	232
	Columbia Sportswear Co.	2,472	215
*	Atlanta Braves Holdings Inc. Class C	4,716	190
*	Laureate Education Inc.	8,847	176
*	Liberty Media Corp.-Liberty Formula One Class C	1,788	173
*	Ollie's Bargain Outlet Holdings Inc.	1,240	128
	Fox Corp. Class A	1,941	112
*	Atlanta Braves Holdings Inc. Class A	2,421	107
	New York Times Co. Class A	1,823	88
			24,686
Consumer Staples (11.3%)
	Coca-Cola Co.	42,256	3,009
	General Mills Inc.	48,574	2,945
	Church & Dwight Co. Inc.	26,395	2,935
	Procter & Gamble Co.	16,719	2,906
	Cencora Inc.	9,084	2,303
	McKesson Corp.	3,596	2,302
	Colgate-Palmolive Co.	13,982	1,275
	Fresh Del Monte Produce Inc.	27,540	840
	Kimberly-Clark Corp.	5,101	724
	Philip Morris International Inc.	4,479	696
	Mondelez International Inc. Class A	9,033	580
*	Pilgrim's Pride Corp.	6,526	355
	Hershey Co.	1,910	330
	Ingredion Inc.	2,278	298
	Altria Group Inc.	2,784	155
	PepsiCo Inc.	847	130
	Flowers Foods Inc.	5,152	97
			21,880
Energy (5.7%)
	Exxon Mobil Corp.	26,341	2,933
	Chevron Corp.	15,687	2,488
	Kinder Morgan Inc.	82,011	2,222
	EOG Resources Inc.	7,963	1,011
*	First Solar Inc.	5,460	744
	DTE Midstream LLC	7,127	685
	Williams Cos. Inc.	11,088	645
	ONEOK Inc.	2,514	252

Vanguard® U.S. Minimum Volatility ETF
		Shares	Market Value ($000)
	Cheniere Energy Inc.	763	174
			11,154
Financials (10.0%)
	Cboe Global Markets Inc.	14,043	2,960
	CME Group Inc.	11,626	2,950
	Marsh & McLennan Cos. Inc.	10,649	2,533
	Progressive Corp.	8,047	2,269
	Willis Towers Watson plc	5,045	1,714
*	Berkshire Hathaway Inc. Class B	1,991	1,023
*	Clearwater Analytics Holdings Inc. Class A	32,071	998
	Commerce Bancshares Inc.	14,743	959
	White Mountains Insurance Group Ltd.	438	810
	Arthur J Gallagher & Co.	1,738	587
	Travelers Cos. Inc.	2,225	575
	RLI Corp.	5,376	409
	Safety Insurance Group Inc.	3,655	278
	Tradeweb Markets Inc. Class A	1,402	190
	Intercontinental Exchange Inc.	813	141
	Orrstown Financial Services Inc.	4,039	135
	First Financial Corp.	2,454	127
	Unum Group	1,291	106
	Chubb Ltd.	347	99
	JPMorgan Chase & Co.	311	82
	Donegal Group Inc. Class A	4,595	80
	TFS Financial Corp.	5,277	70
	Peoples Bancorp of North Carolina Inc.	2,148	57
	CNA Financial Corp.	1,023	50
	Employers Holdings Inc.	921	48
*	California BanCorp	2,857	46
	First Financial Northwest Inc.	1,402	30
			19,326
Health Care (12.9%)
	Abbott Laboratories	21,977	3,033
	Royalty Pharma plc Class A	86,376	2,906
	Johnson & Johnson	17,590	2,903
	Merck & Co. Inc.	29,483	2,720
*	Boston Scientific Corp.	15,969	1,657
	Gilead Sciences Inc.	13,676	1,563
	Becton Dickinson & Co.	5,955	1,343
	Cardinal Health Inc.	9,572	1,239
	HealthStream Inc.	33,332	1,126
	AbbVie Inc.	5,192	1,085
	Pfizer Inc.	35,487	938
	Chemed Corp.	1,473	885
*	Prestige Consumer Healthcare Inc.	7,938	673
	Bristol-Myers Squibb Co.	10,307	614
	Zoetis Inc.	3,622	606
*	Innoviva Inc.	32,993	591
*	Exelixis Inc.	10,973	425
	Medtronic plc	4,542	418
*	Hologic Inc.	3,826	242
	UnitedHealth Group Inc.	82	39
			25,006
Industrials (4.3%)
	RTX Corp.	16,453	2,188
	Lockheed Martin Corp.	3,406	1,534
	Northrop Grumman Corp.	3,238	1,495
	Automatic Data Processing Inc.	2,072	653
	Visa Inc. Class A	1,755	636
	Matson Inc.	4,363	629
	Jack Henry & Associates Inc.	2,790	484
	AptarGroup Inc.	2,179	320
	Accenture plc Class A	789	275
	Mastercard Inc. Class A	265	153
	General Dynamics Corp.	218	55
			8,422

Vanguard® U.S. Minimum Volatility ETF
		Shares	Market Value ($000)
Real Estate (2.8%)
	Realty Income Corp.	47,685	2,719
	Agree Realty Corp.	29,243	2,158
	Getty Realty Corp.	13,625	428
	CareTrust REIT Inc.	2,730	71
			5,376
Technology (22.3%)
	Analog Devices Inc.	13,314	3,063
	Texas Instruments Inc.	15,127	2,965
	Roper Technologies Inc.	5,013	2,930
*	Box Inc. Class A	88,579	2,897
*	Tyler Technologies Inc.	4,677	2,846
	Apple Inc.	11,485	2,778
	Amdocs Ltd.	30,848	2,691
	International Business Machines Corp.	9,483	2,394
*	Yelp Inc.	50,045	1,717
	Skyworks Solutions Inc.	23,819	1,588
	HP Inc.	49,625	1,532
*	Commvault Systems Inc.	8,804	1,502
	NetApp Inc.	14,202	1,418
	Microsoft Corp.	3,181	1,263
	Dolby Laboratories Inc. Class A	14,107	1,151
*	N-able Inc.	98,195	985
	Alphabet Inc. Class A	5,729	976
	Alphabet Inc. Class C	5,585	962
	Broadcom Inc.	4,650	927
	Meta Platforms Inc. Class A	1,136	759
*	MACOM Technology Solutions Holdings Inc.	6,400	740
*	Cirrus Logic Inc.	7,083	738
*	GoDaddy Inc. Class A	4,045	726
	NVE Corp.	9,577	659
*	Blackbaud Inc.	9,069	599
*	CCC Intelligent Solutions Holdings Inc.	45,918	468
	Match Group Inc.	12,303	390
	QUALCOMM Inc.	1,540	242
	Hackett Group Inc.	7,531	229
*	Qorvo Inc.	3,033	220
	KLA Corp.	239	169
	Sapiens International Corp. NV	5,350	148
*	Grindr Inc.	7,149	131
	Progress Software Corp.	2,123	116
	Cognizant Technology Solutions Corp. Class A	1,143	95
	Microchip Technology Inc.	1,465	86
*	Veeco Instruments Inc.	3,774	84
*	Vertex Inc. Class A	1,279	41
			43,225
Telecommunications (8.0%)
	AT&T Inc.	113,340	3,107
	T-Mobile US Inc.	10,644	2,871
	InterDigital Inc.	10,342	2,209
	Verizon Communications Inc.	50,932	2,195
	Cisco Systems Inc.	31,852	2,042
	IDT Corp. Class B	35,221	1,710
	Motorola Solutions Inc.	2,442	1,075
	Spok Holdings Inc.	13,524	228
			15,437
Utilities (8.4%)
	Southern Co.	31,856	2,860
	Consolidated Edison Inc.	23,092	2,344
	Duke Energy Corp.	16,889	1,984
	Republic Services Inc.	8,255	1,957
	Waste Management Inc.	7,079	1,648
	FirstEnergy Corp.	33,538	1,300
	MGE Energy Inc.	13,519	1,241
	WEC Energy Group Inc.	9,694	1,034
	Xcel Energy Inc.	10,019	723
	CMS Energy Corp.	7,609	556
	Ameren Corp.	3,065	311

Vanguard® U.S. Minimum Volatility ETF
		Shares	Market Value ($000)
	American Electric Power Co. Inc.	2,796	297
			16,255
Total Common Stocks (Cost $164,325)			193,122
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[1]	Vanguard Market Liquidity Fund, 4.351% (Cost $372)	3,723	372
Total Investments (99.8%) (Cost $164,697)			193,494
Other Assets and Liabilities—Net (0.2%)			338
Net Assets (100%)			193,832
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2025	1	298	1
Micro E-mini S&P 500 Index	March 2025	6	179	(2)
				(1)
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2025, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.